Leases - Right-of-Use Assets and Accumulated Depreciation (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use asset, beginning balance			$ 7,164
Depreciation charge	$ (290)	$ (395)	(896)	$ (1,194)
Right-of-use asset, ending balance	6,708	7,540	6,708	7,540
Cost
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use asset, beginning balance			9,139	5,402
Additions			1,234	5,718
Exchange difference			(911)	(132)
Lease termination				864
Right-of-use asset, ending balance	9,462	10,124	9,462	10,124
Accumulated amortization
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use asset, beginning balance			(1,975)	(2,273)
Exchange difference			117	19
Depreciation charge			(896)	(1,194)
Lease termination				864
Right-of-use asset, ending balance	(2,754)	(2,584)	(2,754)	(2,584)
Properties (Offices)
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use asset, ending balance	6,649	7,448	6,649	7,448
Properties (Offices) | Cost
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use asset, beginning balance			9,005	5,324
Additions			1,234	5,662
Exchange difference			(911)	(132)
Lease termination				864
Right-of-use asset, ending balance	9,328	9,990	9,328	9,990
Properties (Offices) | Accumulated amortization
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use asset, beginning balance			(1,925)	(2,253)
Exchange difference			117	19
Depreciation charge			(871)	(1,172)
Lease termination				864
Right-of-use asset, ending balance	(2,679)	(2,542)	(2,679)	(2,542)
Vehicles
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use asset, ending balance	59	92	59	92
Vehicles | Cost
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use asset, beginning balance			134	78
Additions			0	56
Exchange difference			0	0
Lease termination				0
Right-of-use asset, ending balance	134	134	134	134
Vehicles | Accumulated amortization
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use asset, beginning balance			(50)	(20)
Exchange difference			0	0
Depreciation charge			(25)	(22)
Lease termination				0
Right-of-use asset, ending balance	$ (75)	$ (42)	$ (75)	$ (42)